Summary of Lease Liability (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Current portion of operating lease liability	$ 25,461	$ 4,057
Long-term portion of operating lease liability	154,620	4,552
Lease liability	$ 180,081	$ 8,609